ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Variable Interest Entity

			Percentage
			of
			ownership
	Date of	Place of	by the	Principal
Entity	establishment	establishment	Company	activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
500.com Nihon Co., Ltd. (“500.com JP”)	July 27, 2017	Japan	100%	Investment Holding
500.com USA Corporation (“500.com USA”)	July 21, 2014	USA	100%	Investment Holding
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	PRC	100%	Software Service
The Multi Group Ltd (“The Multi Group " or "TMG”)	June 26, 2015	Malta	93%	Investment Holding
Multi Warehouse Ltd******	December 3, 2014	Malta	93%	Online Gaming
Multi Brand Gaming Ltd******	October 3, 2014	Malta	93%	Online Gaming
Multilotto UK Ltd******	September 1, 2016	Malta	93%	Online Gaming
Lotto Warehouse Ltd******	September 1, 2016	Malta	93%	Online Gaming
Wasp Media Ltd******	August 12, 2016	Malta	93%	Online Gaming
Round Spot Services Ltd******	May 6, 2015	Cyprus	93%	Online Gaming
Multi Pay N.V.******	August 25, 2011	Curacao	93%	Online Gaming
Oddson Europe Ltd******	January10, 2018	Malta	93%	Online Gaming

VIEs
Shenzhen E-Sun Network Co., Ltd. (“E-Sun Network”)	December 7, 1999	PRC	—	Online Lottery Service
Shenzhen Youlanguang Science and Technology Co., Ltd. (“Youlanguang Technology”)	December 16, 2008	PRC	—	Online Lottery Service
Shenzhen Guangtiandi Science and Technology Co., Ltd. (“Guangtiandi Technology”)	December 16, 2008	PRC	—	Online Lottery Service

Subsidiaries of the VIEs
Shenzhen E-Sun Sky Network Technology Co., Ltd. (“E-Sun Sky Network”) *	May 22, 2006	PRC	—	Online Lottery Service
Lhasa Yicai Network Technology Co., Ltd. (“Lhasa Yicai”) **	October 17, 2014	PRC	—	Online Lottery Service
Hainan Jingli Network Technology Co., Ltd. (“Hainan Jingli”) **	May 3, 2018	PRC	—	Software Service
Shenzhen Yicai Network Technology Co., Ltd. (“Shenzhen Yicai”) ***	July 21, 2015	PRC	—	Online Lottery Service
Shenzhen Kaisheng Jinfu Enterprise Management Co., Ltd. (“Shenzhen Kaisheng”) ****	June 24, 2016	PRC	—	Online Spot Commodity Trading Services

*    A subsidiary of E-Sun Network

**    A subsidiary of E-Sun Sky Network

***    A subsidiary of Youlanguang Technology

****    A subsidiary of Guangtiandi Technology

******    A subsidiary of the Multi Group

VIE [Member]
Carrying Amounts of Assets and Liabilities, Results of Operations and Cash Flows of VIEs

	As of	As of	As of	As of
	December	December	December	December
	31, 2017	31, 2018	31, 2019	31, 2019
	RMB	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	85,161	123,482	194,914	27,998
Restricted cash	1,237	1,253	1,539	221
Time Deposit	—	—	100	14
Amounts due from intergroup companies	2,555	2,627	992	143
Amounts due from a related party	—	—	10,401	1,494
Prepayments and other current assets	33,692	28,934	14,608	2,098
Current assets for discontinued operations	40,193	—	—	—

Total current assets	162,838	156,296	222,554	31,968

Non-current assets:
Property and equipment, net	99,138	67,349	44,354	6,371
Intangible assets, net	1,734	1,623	1,636	235
Deposits	4,248	4,484	5,117	735
Long-term investments	53,044	51,332	34,417	4,944
Right-of-use assets	—	—	33,633	4,831
Other non-current assets	6,296	3,563	1,887	271
Non-current assets for discontinued operations	179,932	—	—	—

Total non-current assets	344,392	128,351	121,044	17,387

TOTAL ASSETS	507,230	284,647	343,598	49,355

LIABILITIES
Current liabilities:
Amounts due to intergroup companies	71,168	209,384	367,368	52,769
Accrued payroll and welfare payable	9,875	7,854	4,830	694
Accrued expenses and other current liabilities	51,658	54,200	36,087	5,183
Operating lease liabilities - current	—	—	13,698	1,968
Income tax payable	615	1,313	1,525	219
Current liabilities for discontinued operations	15,626	—	—	—

Total current liabilities	148,942	272,751	423,508	60,833

Non-current liabilities:
Long-term payables	27,673	4,196	2,965	426
Operating lease liabilities - non-current	—	—	31,675	4,550
Non-current liabilities for discontinued operations	12,721	—	—	—
Total non-current liabilities	40,394	4,196	34,640	4,976

TOTAL LIABILITIES	189,336	276,947	458,148	65,809

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Net revenues for continuing operations	22,489	20,578	4,093	588
Net revenues for discontinued operations	59,465	7,398	—	—
Net loss for continuing operations	(138,991)	(103,383)	(135,816)	(19,509)
Net income for discontinued operations	14,957	2,183	—	—

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash used in operating activities	(162,328)	(93,142)	(80,729)	(11,596)
Net cash provided by (used in) investing activities	6,350	11,164	(254)	(36)
Net cash provided by financing activities	—	104,453	152,701	21,934